Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations	As at December 31, 2024, the disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities:

	December 31, 2024	December 31, 2023

Cash	$354	$770
Accounts receivable and other	1,034	1,276
Inventories	1,694	1,586
Property, plant, and equipment	13,604	23,995
Assets held for sale	$16,686	$27,627

Accounts payable and accrued liabilities	$(249)	$(228)
Asset retirement obligations	(9,884)	(10,639)
Liabilities associated with assets held for sale	$(10,133)	$(10,867)
The results from operations of the Romanian reporting segment include:

	Year ended December 31,
	2024	2023

Expenses	$(4,989)	$(4,407)
Impairment of property and equipment	(8,687)	—
Loss from operations	(13,676)	(4,407)
Income tax recovery	—	—
Loss from discontinued operations, net of tax	$(13,676)	$(4,407)

Loss from discontinued operations attributable to shareholders of the Company	$(11,788)	$(1,553)
Loss from discontinued operations attributable to non-controlling interest	$(1,888)	$(2,854)

Basic and diluted loss per share attributable to shareholders of the Company	$(0.06)	$(0.01)